American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2025

Balanced Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.8%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	3,597	1,665,231
Air Freight and Logistics — 0.2%
FedEx Corp.	7,904	2,093,532
Automobiles — 1.3%
Tesla, Inc.(1)	29,254	11,836,168
Banks — 2.3%
Bank of America Corp.	122,431	5,668,555
JPMorgan Chase & Co.	37,826	10,110,890
Regions Financial Corp.	204,917	5,049,155
		20,828,600
Beverages — 0.6%
PepsiCo, Inc.	35,718	5,382,345
Biotechnology — 1.0%
AbbVie, Inc.	26,732	4,916,015
Amgen, Inc.	5,994	1,710,808
Vertex Pharmaceuticals, Inc.(1)	6,099	2,815,786
		9,442,609
Broadline Retail — 2.5%
Amazon.com, Inc.(1)	96,461	22,926,851
Building Products — 0.6%
Johnson Controls International PLC	72,624	5,664,672
Capital Markets — 3.0%
Ameriprise Financial, Inc.	7,159	3,889,914
Blackrock, Inc.	4,256	4,577,328
Intercontinental Exchange, Inc.	15,110	2,415,031
KKR & Co., Inc.	23,091	3,857,813
Morgan Stanley	50,690	7,017,017
S&P Global, Inc.	11,833	6,169,845
		27,926,948
Chemicals — 1.0%
Ecolab, Inc.	15,077	3,772,115
Linde PLC	12,412	5,537,241
		9,309,356
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	29,359	3,383,037
Motorola Solutions, Inc.	8,923	4,187,118
		7,570,155
Consumer Finance — 0.5%
American Express Co.	13,888	4,408,746
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	4,294	4,207,605
Sysco Corp.	55,093	4,017,381
		8,224,986
Containers and Packaging — 0.2%
Ball Corp.	40,127	2,235,074
Distributors — 0.2%
LKQ Corp.	59,659	2,230,650
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	85,580	3,370,996

Electric Utilities — 0.9%
NextEra Energy, Inc.	111,288	7,963,769
Electrical Equipment — 0.7%
Eaton Corp. PLC	15,380	5,020,647
GE Vernova, Inc.	4,426	1,650,367
		6,671,014
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	13,362	2,660,909
Energy Equipment and Services — 0.6%
Schlumberger NV	136,410	5,494,595
Entertainment — 0.4%
Liberty Media Corp.-Liberty Formula One, Class C(1)	9,164	876,995
Netflix, Inc.(1)	579	565,544
Walt Disney Co.	15,744	1,780,016
		3,222,555
Financial Services — 1.7%
Block, Inc.(1)	23,934	2,173,686
Mastercard, Inc., Class A	17,612	9,782,233
Visa, Inc., Class A	10,225	3,494,905
		15,450,824
Food Products — 0.3%
Mondelez International, Inc., Class A	53,526	3,103,973
Ground Transportation — 0.9%
Saia, Inc.(1)	1,747	838,752
Uber Technologies, Inc.(1)	47,988	3,207,998
Union Pacific Corp.	18,474	4,577,672
		8,624,422
Health Care Equipment and Supplies — 0.7%
IDEXX Laboratories, Inc.(1)	5,870	2,477,434
Intuitive Surgical, Inc.(1)	7,340	4,197,599
		6,675,033
Health Care Providers and Services — 1.5%
Cigna Group	14,058	4,136,004
UnitedHealth Group, Inc.	18,142	9,841,854
		13,977,858
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(1)	7,386	968,822
Chipotle Mexican Grill, Inc.(1)	62,590	3,652,126
Hilton Worldwide Holdings, Inc.	15,831	4,053,844
		8,674,792
Household Products — 0.9%
Colgate-Palmolive Co.	22,978	1,992,193
Procter & Gamble Co.	36,763	6,102,290
		8,094,483
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	17,219	3,852,235
Industrial REITs — 0.6%
Prologis, Inc.	49,386	5,889,281
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	13,551	2,938,941
MetLife, Inc.	39,000	3,373,890
Progressive Corp.	15,901	3,918,642
Prudential Financial, Inc.	22,727	2,744,513
		12,975,986
Interactive Media and Services — 4.5%
Alphabet, Inc., Class A	122,729	25,039,171

Meta Platforms, Inc., Class A	23,034	15,874,572
		40,913,743
IT Services — 1.2%
Accenture PLC, Class A	12,179	4,688,306
International Business Machines Corp.	19,759	5,052,376
MongoDB, Inc.(1)	5,508	1,505,447
		11,246,129
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	35,286	1,314,756
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	15,493	2,347,499
Danaher Corp.	24,694	5,500,342
Thermo Fisher Scientific, Inc.	7,753	4,634,356
		12,482,197
Machinery — 1.6%
Cummins, Inc.	13,506	4,811,513
Deere & Co.	5,870	2,797,407
Parker-Hannifin Corp.	5,562	3,932,612
Xylem, Inc.	25,608	3,176,416
		14,717,948
Oil, Gas and Consumable Fuels — 0.9%
Cheniere Energy, Inc.	14,266	3,190,591
ConocoPhillips	25,835	2,553,273
EOG Resources, Inc.	20,004	2,516,303
		8,260,167
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	21,811	1,285,758
Eli Lilly & Co.	8,644	7,010,976
Merck & Co., Inc.	27,764	2,743,639
Novo Nordisk AS, Class B	30,884	2,607,369
Zoetis, Inc.	23,901	4,084,681
		17,732,423
Semiconductors and Semiconductor Equipment — 6.4%
Analog Devices, Inc.	24,276	5,143,842
Applied Materials, Inc.	9,769	1,761,839
ARM Holdings PLC, ADR(1)	7,996	1,275,762
ASML Holding NV	3,603	2,665,366
Broadcom, Inc.	64,595	14,292,936
NVIDIA Corp.	278,248	33,409,237
		58,548,982
Software — 6.7%
Cadence Design Systems, Inc.(1)	20,212	6,015,495
Crowdstrike Holdings, Inc., Class A(1)	6,697	2,665,875
Dynatrace, Inc.(1)	31,788	1,835,757
Microsoft Corp.	100,743	41,814,390
Salesforce, Inc.	10,215	3,490,466
ServiceNow, Inc.(1)	1,811	1,844,286
Workday, Inc., Class A(1)	14,200	3,721,252
		61,387,521
Specialized REITs — 0.6%
Equinix, Inc.	6,211	5,674,742
Specialty Retail — 2.1%
CarMax, Inc.(1)	20,430	1,749,625
Home Depot, Inc.	21,601	8,899,180
TJX Cos., Inc.	46,722	5,830,438

Tractor Supply Co.	56,530	3,072,971
		19,552,214
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	143,947	33,971,492
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	10,044	1,781,404
Trading Companies and Distributors — 0.5%
Ferguson Enterprises, Inc.	11,386	2,062,232
United Rentals, Inc.	2,692	2,040,698
		4,102,930
TOTAL COMMON STOCKS (Cost $311,152,999)		550,135,296
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 13.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	81,767	79,061
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	45,131	43,571
		122,632
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 13.0%
FHLMC, 2.00%, 6/1/36	1,509,132	1,352,446
FHLMC, 3.50%, 2/1/49	1,671,984	1,501,535
FHLMC, 3.00%, 1/1/50	1,543,751	1,314,749
FHLMC, 3.50%, 5/1/50	268,753	240,217
FHLMC, 2.50%, 5/1/51	1,769,790	1,459,839
FHLMC, 3.50%, 5/1/51	864,392	769,741
FHLMC, 3.00%, 7/1/51	674,476	577,710
FHLMC, 2.00%, 8/1/51	1,490,145	1,170,616
FHLMC, 2.50%, 8/1/51	1,625,664	1,338,055
FHLMC, 2.50%, 10/1/51	814,210	674,018
FHLMC, 3.00%, 12/1/51	1,068,475	913,697
FHLMC, 3.00%, 2/1/52	904,194	776,261
FHLMC, 3.50%, 5/1/52	1,088,511	973,765
FHLMC, 4.00%, 5/1/52	1,407,680	1,290,462
FHLMC, 4.00%, 5/1/52	920,787	846,992
FHLMC, 4.00%, 6/1/52	3,023,019	2,781,513
FHLMC, 5.00%, 7/1/52	562,317	548,338
FHLMC, 4.50%, 10/1/52	2,158,998	2,038,282
FHLMC, 4.50%, 10/1/52	1,531,732	1,444,772
FHLMC, 4.50%, 10/1/52	752,923	710,280
FHLMC, 6.00%, 11/1/52	2,651,739	2,694,188
FHLMC, 5.50%, 12/1/52	430,281	428,245
FHLMC, 6.00%, 1/1/53	1,427,287	1,445,815
FHLMC, 6.50%, 11/1/53	1,478,626	1,522,069
FHLMC, 5.50%, 4/1/54	1,453,556	1,444,709
FNMA, 2.00%, 5/1/36	669,558	603,237
FNMA, 4.50%, 9/1/41	116,997	113,352
FNMA, 3.50%, 5/1/42	521,143	475,224
FNMA, 3.50%, 6/1/42	184,671	168,401
FNMA, 3.00%, 2/1/50	228,236	197,060
FNMA, 2.50%, 6/1/50	872,369	720,933
FNMA, 2.50%, 10/1/50	1,826,170	1,500,734
FNMA, 2.50%, 12/1/50	1,248,734	1,020,141
FNMA, 2.50%, 2/1/51	2,278,245	1,881,598
FNMA, 3.00%, 6/1/51	113,343	98,806
FNMA, 2.50%, 12/1/51	982,306	814,407
FNMA, 2.50%, 2/1/52	539,115	444,491

FNMA, 3.00%, 2/1/52	1,751,757	1,501,255
FNMA, 3.00%, 2/1/52	995,489	853,126
FNMA, 2.00%, 3/1/52	2,622,157	2,070,961
FNMA, 2.50%, 3/1/52	1,208,206	998,793
FNMA, 3.00%, 3/1/52	1,766,714	1,524,348
FNMA, 3.00%, 4/1/52	416,312	356,684
FNMA, 3.50%, 4/1/52	675,711	598,870
FNMA, 4.00%, 4/1/52	1,237,485	1,136,144
FNMA, 4.00%, 4/1/52	546,873	503,192
FNMA, 4.00%, 4/1/52	389,760	358,088
FNMA, 3.00%, 5/1/52	1,052,218	911,572
FNMA, 3.50%, 5/1/52	1,840,019	1,635,682
FNMA, 3.50%, 5/1/52	1,664,531	1,476,419
FNMA, 3.50%, 5/1/52	1,531,208	1,376,006
FNMA, 4.00%, 5/1/52	1,795,010	1,645,708
FNMA, 3.00%, 6/1/52	461,731	400,309
FNMA, 3.50%, 6/1/52	1,473,569	1,327,289
FNMA, 4.50%, 7/1/52	1,327,891	1,252,685
FNMA, 5.00%, 8/1/52	3,088,137	2,993,182
FNMA, 4.50%, 9/1/52	672,688	641,472
FNMA, 5.00%, 9/1/52	850,985	830,277
FNMA, 5.00%, 10/1/52	2,652,810	2,572,470
FNMA, 5.50%, 10/1/52	1,393,898	1,382,171
FNMA, 5.00%, 1/1/53	2,214,256	2,147,476
FNMA, 5.50%, 1/1/53	2,843,688	2,818,519
FNMA, 5.50%, 1/1/53	2,478,648	2,461,733
FNMA, 6.50%, 1/1/53	2,124,762	2,189,437
FNMA, 5.50%, 3/1/53	409,425	407,182
FNMA, 4.00%, 4/1/53	457,274	420,098
FNMA, 6.00%, 9/1/53	2,097,989	2,117,635
FNMA, 6.00%, 9/1/53	1,374,777	1,393,610
FNMA, 5.50%, 3/1/54	3,492,812	3,458,466
FNMA, 6.00%, 5/1/54	1,746,707	1,761,859
GNMA, 2.50%, TBA	2,731,000	2,283,732
GNMA, 5.00%, TBA	1,503,000	1,460,728
GNMA, 7.00%, 4/20/26	1,674	1,717
GNMA, 7.50%, 8/15/26	1,601	1,609
GNMA, 7.00%, 5/15/31	9,837	10,153
GNMA, 4.50%, 6/15/41	117,876	113,994
GNMA, 3.50%, 6/20/42	215,671	197,773
GNMA, 3.00%, 5/20/50	473,931	414,635
GNMA, 3.00%, 7/20/50	1,253,515	1,096,180
GNMA, 2.00%, 10/20/50	3,950,172	3,171,778
GNMA, 2.50%, 11/20/50	1,704,714	1,401,203
GNMA, 2.50%, 2/20/51	1,207,319	1,010,727
GNMA, 3.50%, 6/20/51	823,139	741,254
GNMA, 3.00%, 7/20/51	1,178,675	1,027,495
GNMA, 4.00%, 9/20/52	3,220,949	2,970,395
GNMA, 4.50%, 9/20/52	3,051,371	2,892,374
GNMA, 4.50%, 10/20/52	2,498,029	2,367,480
GNMA, 5.50%, 4/20/53	1,667,783	1,661,503
UMBS, 4.00%, TBA	3,741,000	3,421,261

UMBS, 4.50%, TBA	7,698,000	7,245,141
		119,310,548
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $123,725,643)		119,433,180
CORPORATE BONDS — 8.6%
Aerospace and Defense — 0.1%
Boeing Co., 6.53%, 5/1/34	490,000	517,862
L3Harris Technologies, Inc., 4.85%, 4/27/35	300,000	285,956
Northrop Grumman Corp., 5.15%, 5/1/40	195,000	185,911
		989,729
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29	450,000	462,739
GXO Logistics, Inc., 6.50%, 5/6/34	210,000	214,859
United Parcel Service, Inc., 5.50%, 5/22/54	190,000	185,028
		862,626
Automobiles — 0.3%
American Honda Finance Corp., 4.95%, 1/9/26	495,000	496,902
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	390,000	394,371
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	274,297
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	262,000	260,752
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	380,000	372,436
General Motors Financial Co., Inc., 5.60%, 6/18/31	298,000	298,827
General Motors Financial Co., Inc., 5.95%, 4/4/34	202,000	202,674
Hyundai Capital America, 6.50%, 1/16/29(2)	117,000	122,497
Toyota Motor Credit Corp., 5.35%, 1/9/35	280,000	281,589
		2,704,345
Banks — 1.8%
Bank of America Corp., VRN, 5.29%, 4/25/34	620,000	616,858
Bank of America Corp., VRN, 5.47%, 1/23/35	725,000	726,991
Bank of America Corp., VRN, 5.52%, 10/25/35	510,000	499,059
Bank of America Corp., VRN, 5.51%, 1/24/36	465,000	467,755
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	575,000	540,056
Banque Federative du Credit Mutuel SA, 5.54%, 1/22/30(2)	800,000	810,207
BNP Paribas SA, VRN, 2.22%, 6/9/26(2)	350,000	346,674
BNP Paribas SA, VRN, 5.34%, 6/12/29(2)	295,000	297,844
BNP Paribas SA, VRN, 5.79%, 1/13/33(2)	200,000	202,103
BPCE SA, VRN, 7.00%, 10/19/34(2)	260,000	278,995
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	115,855
Citigroup, Inc., VRN, 6.27%, 11/17/33	370,000	389,022
Citigroup, Inc., VRN, 5.83%, 2/13/35	435,000	432,762
Danske Bank AS, VRN, 5.71%, 3/1/30(2)	215,000	219,280
Discover Bank, 3.45%, 7/27/26	345,000	338,202
DNB Bank ASA, VRN, 4.85%, 11/5/30(2)	1,100,000	1,091,331
Intesa Sanpaolo SpA, 3.875%, 7/14/27(2)	400,000	388,058
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(2)	261,000	295,869
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	288,000	291,758
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	789,000	820,983
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	215,000	214,567
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	709,000	727,484
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	290,000	287,711
PNC Financial Services Group, Inc., VRN, 5.22%, 1/29/31	664,000	668,495
Royal Bank of Canada, VRN, 5.15%, 2/4/31	603,000	605,644
Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(2)	350,000	332,548
Standard Chartered PLC, VRN, 6.23%, 1/21/36(2)	437,000	448,323
U.S. Bancorp, VRN, 5.73%, 10/21/26	270,000	271,778

Wells Fargo & Co., 3.55%, 9/29/25	740,000	735,510
Wells Fargo & Co., VRN, 6.30%, 10/23/29	505,000	527,335
Wells Fargo & Co., VRN, 5.39%, 4/24/34	461,000	457,517
Wells Fargo & Co., VRN, 5.56%, 7/25/34	212,000	212,749
Wells Fargo & Co., VRN, 5.01%, 4/4/51	345,000	309,877
Westpac Banking Corp., VRN, 2.89%, 2/4/30	735,000	734,968
Westpac Banking Corp., VRN, 5.62%, 11/20/35	600,000	590,428
Zions Bancorp NA, VRN, 6.82%, 11/19/35	501,000	515,239
		16,809,835
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	375,000	354,738
Biotechnology — 0.1%
AbbVie, Inc., 2.95%, 11/21/26	325,000	316,604
AbbVie, Inc., 5.35%, 3/15/44	275,000	269,450
AbbVie, Inc., 5.40%, 3/15/54	159,000	153,503
Amgen, Inc., 5.65%, 3/2/53	465,000	449,694
		1,189,251
Capital Markets — 0.9%
Ares Capital Corp., 5.80%, 3/8/32	295,000	292,689
Blackstone Private Credit Fund, 7.30%, 11/27/28	105,000	111,143
Blackstone Private Credit Fund, 5.95%, 7/16/29	90,000	90,872
Blackstone Private Credit Fund, 6.00%, 1/29/32	545,000	539,749
Blue Owl Capital Corp., 2.875%, 6/11/28	275,000	251,778
Blue Owl Capital Corp., 5.95%, 3/15/29	263,000	264,697
Blue Owl Credit Income Corp., 6.60%, 9/15/29(2)	530,000	541,806
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(2)	346,000	347,304
Charles Schwab Corp., VRN, 6.14%, 8/24/34	180,000	189,264
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	630,000	661,613
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	193,000	189,692
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	275,000	281,197
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	315,000	306,612
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	305,001
HPS Corporate Lending Fund, 5.45%, 1/14/28(2)	160,000	159,563
HPS Corporate Lending Fund, 5.95%, 4/14/32(2)	284,000	281,678
Morgan Stanley, VRN, 5.16%, 4/20/29	311,000	312,864
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	178,118
Morgan Stanley, VRN, 6.63%, 11/1/34	760,000	820,249
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	155,532
Morgan Stanley, VRN, 5.52%, 11/19/55	163,000	157,908
Northern Trust Corp., VRN, 3.375%, 5/8/32	754,000	725,164
State Street Corp., VRN, 5.75%, 11/4/26	270,000	272,251
State Street Corp., VRN, 4.68%, 10/22/32	473,000	461,056
		7,897,800
Chemicals — 0.0%
Dow Chemical Co., 4.375%, 11/15/42	130,000	107,192
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 3.20%, 6/1/32	335,000	295,036
Construction Materials — 0.1%
CRH America Finance, Inc., 5.50%, 1/9/35	400,000	402,625
Martin Marietta Materials, Inc., 5.15%, 12/1/34	622,000	610,287
Vulcan Materials Co., 5.70%, 12/1/54	164,000	160,322
		1,173,234
Consumer Finance — 0.1%
American Express Co., VRN, 5.09%, 1/30/31	206,000	206,771
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(2)	255,000	263,207

OneMain Finance Corp., 7.125%, 3/15/26	217,000	221,470
OneMain Finance Corp., 7.50%, 5/15/31	179,000	186,306
		877,754
Diversified Consumer Services — 0.0%
Novant Health, Inc., 3.17%, 11/1/51	245,000	162,039
Pepperdine University, 3.30%, 12/1/59	355,000	223,935
		385,974
Diversified REITs — 0.2%
Boston Properties LP, 2.55%, 4/1/32	680,000	552,745
Cousins Properties LP, 5.375%, 2/15/32	448,000	441,750
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	200,452
Kilroy Realty LP, 2.50%, 11/15/32	95,000	73,442
Kilroy Realty LP, 2.65%, 11/15/33	568,000	433,994
		1,702,383
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 6.375%, 3/1/41	65,000	68,382
AT&T, Inc., 4.65%, 6/1/44	125,000	107,528
AT&T, Inc., 5.45%, 3/1/47	330,000	312,937
Sprint Capital Corp., 6.875%, 11/15/28	291,000	308,930
Sprint Capital Corp., 8.75%, 3/15/32	211,000	252,233
Verizon Communications, Inc., 2.99%, 10/30/56	565,000	335,877
		1,385,887
Electric Utilities — 0.5%
Arizona Public Service Co., 5.70%, 8/15/34	292,000	295,179
Black Hills Corp., 6.00%, 1/15/35	204,000	210,029
Commonwealth Edison Co., 2.55%, 6/15/26	335,000	326,555
Commonwealth Edison Co., 5.30%, 2/1/53	144,000	134,952
Duke Energy Corp., 5.00%, 8/15/52	230,000	199,379
Duke Energy Corp., 5.80%, 6/15/54	405,000	392,637
Duke Energy Progress LLC, 4.15%, 12/1/44	425,000	345,458
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	112,882
Electricite de France SA, 6.375%, 1/13/55(2)	350,000	348,875
Florida Power & Light Co., 4.125%, 2/1/42	654,000	545,711
MidAmerican Energy Co., 5.85%, 9/15/54	790,000	798,836
NextEra Energy Capital Holdings, Inc., 5.30%, 3/15/32(3)	290,000	289,702
Northern States Power Co., 5.10%, 5/15/53	260,000	238,858
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	122,311
PECO Energy Co., 4.375%, 8/15/52	340,000	280,511
Union Electric Co., 5.45%, 3/15/53	225,000	214,815
Vistra Operations Co. LLC, 6.00%, 4/15/34(2)	146,000	147,563
		5,004,253
Electronic Equipment, Instruments and Components — 0.0%
Keysight Technologies, Inc., 4.95%, 10/15/34	258,000	247,933
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	213,000	206,328
Warnermedia Holdings, Inc., 4.28%, 3/15/32	330,000	291,481
		497,809
Financial Services — 0.3%
Antares Holdings LP, 6.35%, 10/23/29(2)	665,000	661,970
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(2)	265,000	265,778
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(2)	400,000	400,284
Corebridge Financial, Inc., 5.75%, 1/15/34	170,000	173,025
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	263,000	260,700
GE Capital Funding LLC, 4.55%, 5/15/32	360,000	346,561

Voya Financial, Inc., 5.00%, 9/20/34	225,000	214,398
		2,322,716
Food Products — 0.1%
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 4/20/35(2)	575,000	583,240
JDE Peet's NV, 2.25%, 9/24/31(2)	475,000	387,773
Kraft Heinz Foods Co., 5.00%, 6/4/42	295,000	266,600
Mars, Inc., 3.875%, 4/1/39(2)	109,000	91,448
		1,329,061
Gas Utilities — 0.0%
Boston Gas Co., 5.84%, 1/10/35(2)	132,000	133,683
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	158,000	149,936
		283,619
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(2)	400,000	404,907
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	162,000	153,003
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	485,000	476,330
Union Pacific Corp., 3.55%, 8/15/39	480,000	392,037
United Rentals North America, Inc., 6.00%, 12/15/29(2)	170,000	172,914
		1,599,191
Health Care Equipment and Supplies — 0.0%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(2)	428,000	435,435
Health Care Providers and Services — 0.6%
Cardinal Health, Inc., 5.35%, 11/15/34	615,000	608,238
Cencora, Inc., 5.15%, 2/15/35	450,000	439,716
CVS Health Corp., 6.00%, 6/1/44	410,000	393,721
CVS Health Corp., 5.625%, 2/21/53	120,000	107,768
CVS Health Corp., VRN, 6.75%, 12/10/54	63,000	62,445
CVS Health Corp., VRN, 7.00%, 3/10/55	245,000	248,078
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	126,864
HCA, Inc., 5.45%, 4/1/31	210,000	211,089
Humana, Inc., 5.75%, 4/15/54	221,000	206,288
Icon Investments Six DAC, 6.00%, 5/8/34	301,000	304,898
IQVIA, Inc., 6.25%, 2/1/29	442,000	457,799
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	142,611
Tenet Healthcare Corp., 6.25%, 2/1/27	325,000	325,900
Tenet Healthcare Corp., 5.125%, 11/1/27	269,000	266,277
UnitedHealth Group, Inc., 5.50%, 7/15/44	436,000	423,391
UnitedHealth Group, Inc., 5.05%, 4/15/53	535,000	479,943
Universal Health Services, Inc., 5.05%, 10/15/34	465,000	433,358
		5,238,384
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 4.00%, 8/1/28(2)	585,000	558,701
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(2)	438,000	441,743
		1,000,444
Household Durables — 0.1%
DR Horton, Inc., 5.00%, 10/15/34	600,000	581,186
Industrial Conglomerates — 0.0%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(2)	350,000	338,147
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	172,000	180,820
Insurance — 0.1%
Allstate Corp., 5.55%, 5/9/35	183,000	185,261
American International Group, Inc., 4.375%, 6/30/50	210,000	173,257
American International Group, Inc., VRN, 5.75%, 4/1/48	146,000	145,095
Athene Global Funding, 5.53%, 7/11/31(2)	297,000	297,895

MetLife, Inc., 6.40%, 12/15/66	200,000	204,523
		1,006,031
IT Services — 0.1%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	620,000	541,721
Kyndryl Holdings, Inc., 4.10%, 10/15/41	201,000	158,720
		700,441
Machinery — 0.1%
AGCO Corp., 5.80%, 3/21/34	293,000	294,243
Daimler Truck Finance North America LLC, 5.375%, 1/13/32(2)	375,000	373,855
Ingersoll Rand, Inc., 5.70%, 8/14/33	197,000	201,648
Nordson Corp., 4.50%, 12/15/29	495,000	482,895
		1,352,641
Media — 0.1%
Time Warner Cable LLC, 6.55%, 5/1/37	565,000	556,137
Metals and Mining — 0.1%
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35(2)	200,000	203,400
Glencore Funding LLC, 5.89%, 4/4/54(2)	240,000	234,751
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	395,000	395,547
		833,698
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(2)	755,000	718,756
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	240,749
Engie SA, 5.875%, 4/10/54(2)	510,000	501,585
Sempra, 3.25%, 6/15/27	180,000	173,593
		915,927
Oil, Gas and Consumable Fuels — 0.8%
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	181,198
Cheniere Energy, Inc., 4.625%, 10/15/28	420,000	411,916
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(2)	370,000	379,989
Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	333,629
Enbridge, Inc., VRN, 6.00%, 1/15/77	535,000	532,005
Energy Transfer LP, 6.55%, 12/1/33	601,000	638,695
Energy Transfer LP, 6.125%, 12/15/45	340,000	335,090
Eni SpA, 5.95%, 5/15/54(2)	307,000	296,767
Expand Energy Corp., 6.75%, 4/15/29(2)	905,000	915,422
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(2)	786,000	783,140
Northern Natural Gas Co., 5.625%, 2/1/54(2)	155,000	148,675
Occidental Petroleum Corp., 5.375%, 1/1/32	446,000	437,761
Occidental Petroleum Corp., 6.45%, 9/15/36	150,000	153,970
Petroleos Mexicanos, 6.49%, 1/23/27	168,000	162,575
Petroleos Mexicanos, 6.50%, 3/13/27	465,000	448,890
Petroleos Mexicanos, 5.35%, 2/12/28	395,000	362,691
Shell Finance U.S., Inc., 4.375%, 5/11/45	180,000	151,293
SM Energy Co., 6.75%, 9/15/26	265,000	265,261
		6,938,967
Passenger Airlines — 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(2)	595,000	600,620
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	155,000	153,083
Bristol-Myers Squibb Co., 5.55%, 2/22/54	410,000	398,287
Eli Lilly & Co., 5.00%, 2/9/54	217,000	199,579

Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	490,000	490,056
		1,241,005
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	166,000	142,253
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 5.20%, 4/15/32	210,000	210,008
Foundry JV Holdco LLC, 5.90%, 1/25/30(2)	430,000	440,116
Foundry JV Holdco LLC, 5.875%, 1/25/34(2)	180,000	179,044
Intel Corp., 3.90%, 3/25/30	575,000	541,248
Intel Corp., 5.15%, 2/21/34	295,000	284,837
Intel Corp., 5.70%, 2/10/53	230,000	204,937
Intel Corp., 5.60%, 2/21/54	215,000	188,835
Micron Technology, Inc., 5.80%, 1/15/35	430,000	433,476
		2,482,501
Software — 0.2%
AppLovin Corp., 5.375%, 12/1/31	340,000	341,523
AppLovin Corp., 5.95%, 12/1/54	272,000	267,237
Open Text Corp., 6.90%, 12/1/27(2)	180,000	186,315
Oracle Corp., 5.25%, 2/3/32(3)	194,000	193,724
Oracle Corp., 3.60%, 4/1/40	677,000	528,373
Oracle Corp., 6.00%, 8/3/55(3)	280,000	279,692
Oracle Corp., 5.50%, 9/27/64	245,000	221,796
		2,018,660
Specialized REITs — 0.2%
Crown Castle, Inc., 5.20%, 9/1/34	466,000	454,274
EPR Properties, 4.95%, 4/15/28	530,000	523,682
EPR Properties, 3.75%, 8/15/29	110,000	102,093
VICI Properties LP, 5.75%, 4/1/34	305,000	306,499
VICI Properties LP, 6.125%, 4/1/54	120,000	118,838
		1,505,386
Specialty Retail — 0.1%
AutoZone, Inc., 6.55%, 11/1/33	203,000	218,823
Home Depot, Inc., 5.30%, 6/25/54	252,000	239,906
Lowe's Cos., Inc., 5.625%, 4/15/53	330,000	317,434
		776,163
Technology Hardware, Storage and Peripherals — 0.0%
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	295,000	291,636
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 5.50%, 3/11/35	461,000	454,530
Trading Companies and Distributors — 0.0%
Aircastle Ltd., 5.95%, 2/15/29(2)	195,000	199,518
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(2)	158,000	159,417
		358,935
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	476,000	509,634
TOTAL CORPORATE BONDS (Cost $80,224,096)		79,198,703
U.S. TREASURY SECURITIES — 7.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	200,000	176,367
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	577,922
U.S. Treasury Bonds, 4.625%, 2/15/40	700,000	691,824
U.S. Treasury Bonds, 1.375%, 11/15/40	200,000	124,543
U.S. Treasury Bonds, 1.875%, 2/15/41	700,000	471,980
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,337,984
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	618,406

U.S. Treasury Bonds, 2.375%, 2/15/42	1,100,000	787,123
U.S. Treasury Bonds, 3.375%, 8/15/42	300,000	248,730
U.S. Treasury Bonds, 2.75%, 11/15/42	750,000	562,881
U.S. Treasury Bonds, 4.00%, 11/15/42	500,000	451,328
U.S. Treasury Bonds, 4.375%, 8/15/43	800,000	755,313
U.S. Treasury Bonds, 4.75%, 11/15/43	5,000,000	4,952,148
U.S. Treasury Bonds, 4.50%, 2/15/44	1,700,000	1,626,887
U.S. Treasury Bonds, 4.625%, 5/15/44	2,400,000	2,333,063
U.S. Treasury Bonds, 4.125%, 8/15/44	1,300,000	1,179,750
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	457,242
U.S. Treasury Bonds, 4.625%, 11/15/44	1,300,000	1,262,320
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,183,824
U.S. Treasury Bonds, 3.00%, 5/15/45	1,000,000	758,652
U.S. Treasury Bonds, 3.625%, 2/15/53	200,000	162,707
U.S. Treasury Bonds, 4.125%, 8/15/53	400,000	356,375
U.S. Treasury Bonds, 4.75%, 11/15/53	200,000	197,719
U.S. Treasury Bonds, 4.25%, 8/15/54	1,500,000	1,368,047
U.S. Treasury Notes, 1.50%, 2/15/25(4)	1,000,000	999,069
U.S. Treasury Notes, 2.875%, 6/15/25(4)	500,000	497,384
U.S. Treasury Notes, 4.625%, 9/15/26(4)	300,000	301,928
U.S. Treasury Notes, 4.125%, 11/15/27	2,200,000	2,193,898
U.S. Treasury Notes, 4.00%, 12/15/27	12,900,000	12,821,895
U.S. Treasury Notes, 4.25%, 1/15/28	2,600,000	2,600,711
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	911,309
U.S. Treasury Notes, 4.375%, 11/30/28	1,300,000	1,303,479
U.S. Treasury Notes, 4.375%, 12/31/29	3,200,000	3,206,250
U.S. Treasury Notes, 4.00%, 2/28/30	3,800,000	3,741,145
U.S. Treasury Notes, 4.875%, 10/31/30	7,300,000	7,478,365
U.S. Treasury Notes, 4.375%, 11/30/30	1,200,000	1,198,711
U.S. Treasury Notes, 3.75%, 12/31/30	2,500,000	2,415,918
U.S. Treasury Notes, 4.125%, 3/31/31	500,000	492,207
U.S. Treasury Notes, 4.125%, 10/31/31	2,000,000	1,963,555
U.S. Treasury Notes, 4.125%, 11/30/31	1,300,000	1,275,828
U.S. Treasury Notes, 4.50%, 12/31/31	2,000,000	2,006,875
TOTAL U.S. TREASURY SECURITIES (Cost $69,463,405)		68,051,662
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Private Sponsor Collateralized Mortgage Obligations — 2.9%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,774	1,731
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(2)	993,497	1,002,202
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(2)	1,022,480	929,954
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(2)	1,128,231	1,131,142
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	415,381	417,234
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(2)	702,098	706,798
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(2)	896,136	893,672
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	1,298,823	1,291,444
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	582,647	581,541
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	747	719
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	1,766,251	1,762,836
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(2)	193,525	161,334
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(2)	760,483	694,193
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(2)	166,699	142,677
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(2)	547,037	549,491
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	669,514	666,642
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	149,456	131,665

JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	1,126,866	1,124,519
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	900,723	897,492
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	1,596,510	1,598,441
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	682,533	685,427
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	931,465	935,426
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	934,934	938,466
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(2)	559,172	487,906
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(2)	712,702	719,585
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.63%, 3/25/53(2)	230,103	226,124
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.66%, 4/25/53(2)	378,142	369,334
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(2)	357,682	360,611
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(2)	1,472,223	1,463,502
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(2)	659,528	661,661
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	401,638	400,527
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(2)	870,255	879,968
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	507,678	505,336
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	634,434	633,177
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(2)	988,940	991,767
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(2)	532,146	531,030
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(2)	34,462	30,389
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.71%, 3/25/64(2)	1,127,653	1,126,270
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	157,576	145,038
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	180,193	165,883
		26,943,154
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 6/25/43(2)	134,606	135,719
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.47%, (30-day average SOFR plus 3.11%), 10/25/29	110,000	112,507
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	7,811,537	1,021,308
		1,269,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,207,222)		28,212,688
PREFERRED STOCKS — 1.8%
Banks — 1.4%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	200,000	192,911
Banco Santander SA, 4.75%	400,000	384,082
Bank of Nova Scotia, 4.90%	555,000	554,658
Barclays PLC, 6.125%	1,265,000	1,269,567
BNP Paribas SA, 7.375%(2)	250,000	252,668
Citigroup, Inc., 3.875%	406,000	398,568
Citigroup, Inc., 4.00%	437,000	431,821
Citizens Financial Group, Inc., 5.65%	241,000	240,291
Comerica, Inc., 5.625%	830,000	829,286
Credit Agricole SA, 8.125%(2)	1,350,000	1,382,062
Danske Bank AS, 4.375%	760,000	745,565
Fifth Third Bancorp, 4.50%	545,000	539,129
ING Groep NV, 5.75%	550,000	548,123
Intesa Sanpaolo SpA, 7.70%(2)	555,000	555,660
Lloyds Banking Group PLC, 7.50%	410,000	415,064
M&T Bank Corp., 5.125%	40,000	39,725
Macquarie Bank Ltd., 6.125%(2)	647,000	652,333
NatWest Group PLC, 6.00%	410,000	410,511
Nordea Bank Abp, 6.625%(2)	550,000	554,574
Skandinaviska Enskilda Banken AB, 6.875%	200,000	203,422
Societe Generale SA, 5.375%(2)	425,000	374,844
Societe Generale SA, 8.00%(2)	1,065,000	1,077,939

Societe Generale SA, 8.125%(2)	227,000	226,871
Standard Chartered PLC, 6.00%(2)	615,000	617,578
		12,897,252
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	720,000	703,538
Charles Schwab Corp., 5.375%	540,000	539,066
Deutsche Bank AG, 4.79%	200,000	198,626
Deutsche Bank AG, 6.00%	400,000	398,210
UBS Group AG, 6.875%	355,000	357,424
		2,196,864
Consumer Finance — 0.1%
American Express Co., 3.55%	465,000	449,464
Insurance — 0.0%
Allianz SE, 3.50%(2)	400,000	390,320
Multi-Utilities — 0.1%
Sempra, 4.875%	720,000	714,300
TOTAL PREFERRED STOCKS (Cost $16,554,752)		16,648,200
COLLATERALIZED LOAN OBLIGATIONS — 1.8%
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.54%, (1-month SOFR plus 2.23%), 2/19/38(2)	473,704	475,669
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.39%, (1-month SOFR plus 1.08%), 12/15/35(2)	140,947	140,971
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.16%, (3-month SOFR plus 1.86%), 7/15/30(2)	350,000	350,627
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.98%, (3-month SOFR plus 2.46%), 8/14/30(2)	450,000	451,680
Elmwood CLO 24 Ltd., Series 2023-3A, Class BR, VRN, 6.05%, (3-month SOFR plus 1.60%), 1/17/38(2)	1,650,000	1,658,106
Elmwood CLO 37 Ltd., Series 2024-13A, Class B, VRN, 5.79%, (3-month SOFR plus 1.50%), 1/17/38(2)	850,000	850,000
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 5.99%, (3-month SOFR plus 1.70%), 1/17/38(2)	850,000	850,000
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 5.75%, (3-month SOFR plus 1.46%), 4/18/37(2)	1,100,000	1,106,248
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 6.08%, (3-month SOFR plus 1.75%), 1/20/39(2)	850,000	853,904
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.15%, (3-month SOFR plus 1.86%), 7/18/30(2)	575,000	577,326
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 5.70%, (3-month SOFR plus 1.41%), 7/20/31(2)	246,818	247,555
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 6.10%, (3-month SOFR plus 1.80%), 1/20/38(2)	843,000	847,823
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.41%, (3-month SOFR plus 1.12%), 10/20/29(2)	353,448	353,914
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(2)	400,000	403,782
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.86%, (1-month SOFR plus 1.56%), 10/16/36(2)	1,075,000	1,063,425
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.27%, (3-month SOFR plus 1.96%), 1/16/31(2)	375,000	376,075
Oaktree CLO Ltd., Series 2024-28A, Class C, VRN, 6.23%, (3-month SOFR plus 1.90%), 1/15/38(2)	1,125,000	1,133,716
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.05%, (3-month SOFR plus 1.76%), 7/19/30(2)	700,000	702,074
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 5.60%, (3-month SOFR plus 1.08%), 8/8/32(2)	1,022,258	1,024,563
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 6.65%, (1-month SOFR plus 2.34%), 5/25/38(2)	149,101	149,281
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.44%, (3-month SOFR plus 1.91%), 8/15/30(2)	900,000	903,150
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 5.94%, (3-month SOFR plus 1.65%), 10/20/34(2)	1,300,000	1,301,805
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.12%, (3-month SOFR plus 1.83%), 10/18/30(2)	525,000	525,584
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,296,511)		16,347,278
ASSET-BACKED SECURITIES — 1.7%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	642,000	611,546
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	622,510	572,543
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(2)	537,722	545,203
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(2)	754,333	745,279
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(2)	190,383	181,167
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(2)	700,000	670,546
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(2)	1,748,776	1,640,690

Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(2)	619,734	624,055
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(2)	1,000,000	952,735
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	259,188	235,270
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	494,176	405,864
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(2)	600,000	608,502
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(2)	416,097	386,188
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	1,350,000	1,220,989
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(2)	619,528	624,356
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(2)	701,560	706,549
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(2)	431,034	434,814
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	301,160	306,663
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(2)	886,923	895,263
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(2)	305,559	304,536
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(2)	300,000	305,705
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(2)	150,000	152,662
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	84,079	81,616
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(2)	1,189,020	1,203,803
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	525,000	519,997
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	670,011	677,798
TOTAL ASSET-BACKED SECURITIES (Cost $15,952,659)		15,614,339
EXCHANGE-TRADED FUNDS — 1.0%
Invesco Senior Loan ETF	172,500	3,631,125
iShares Core S&P 500 ETF	7,152	4,324,528
SPDR Blackstone Senior Loan ETF	43,200	1,812,672
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,756,362)		9,768,325
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(2)	505,000	514,207
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	1,267,000	1,303,118
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	692,000	720,775
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	338,000	350,739
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)	537,839	484,410
BX Trust, Series 2018-GW, Class A, VRN, 5.40%, (1-month SOFR plus 1.10%), 5/15/35(2)	492,000	491,866
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(2)	1,064,000	1,036,424
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(2)	557,000	565,333
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(2)	760,000	783,419
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(2)	765,000	796,383
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,047,336)		7,046,674
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	777,820
FNMA, 0.75%, 10/8/27	2,000,000	1,827,778
FNMA, 0.875%, 8/5/30	1,900,000	1,579,465
FNMA, 6.625%, 11/15/30	400,000	444,797
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,865,756)		4,629,860
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	500,000	336,005
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	219,379
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	558,336
Houston GO, 3.96%, 3/1/47	120,000	101,313
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	426,635
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	129,482
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	107,043
New York City GO, 6.27%, 12/1/37	95,000	100,093

Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	239,292
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	46,504
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	157,591
State of California GO, 4.60%, 4/1/38	180,000	168,799
State of California GO, 7.60%, 11/1/40	80,000	94,609
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	185,000	182,890
University of California Rev., 3.07%, 5/15/51	180,000	118,582
TOTAL MUNICIPAL SECURITIES (Cost $3,678,502)		2,986,553
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54	170,000	156,895
Saudi Arabia — 0.1%
Saudi Government International Bonds, 5.375%, 1/13/31(2)	900,000	908,247
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,063,152)		1,065,142
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,500,325)	11,500,325	11,500,325
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $699,488,720)		930,638,225
OTHER ASSETS AND LIABILITIES — (1.1)%		(10,126,957)
TOTAL NET ASSETS — 100.0%		$920,511,268

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	4,304,646	USD	603,052	UBS AG	3/28/25	$(2,809)
DKK	573,021	USD	80,002	UBS AG	3/28/25	(99)
DKK	433,260	USD	60,095	UBS AG	3/28/25	319
DKK	760,301	USD	105,245	UBS AG	3/28/25	772
DKK	760,650	USD	105,272	UBS AG	3/28/25	793
DKK	685,162	USD	95,809	UBS AG	3/28/25	(270)
DKK	637,909	USD	89,487	UBS AG	3/28/25	(537)
DKK	385,896	USD	54,005	UBS AG	3/28/25	(196)
USD	2,671,029	DKK	18,863,610	UBS AG	3/28/25	40,674
USD	82,523	DKK	582,921	UBS AG	3/28/25	1,240
USD	186,760	DKK	1,327,582	UBS AG	3/28/25	1,641
USD	130,683	DKK	933,605	UBS AG	3/28/25	500
USD	62,837	DKK	452,826	UBS AG	3/28/25	(305)
USD	64,706	DKK	466,803	UBS AG	3/28/25	(386)
USD	81,996	DKK	585,406	UBS AG	3/28/25	367
USD	180,639	DKK	1,281,068	UBS AG	3/28/25	2,006
EUR	76,305	USD	78,852	Bank of America N.A.	3/28/25	502
EUR	92,183	USD	97,207	Bank of America N.A.	3/28/25	(1,339)
EUR	195,084	USD	203,973	Bank of America N.A.	3/28/25	(1,090)
EUR	56,173	USD	58,758	UBS AG	3/28/25	(340)
EUR	68,977	USD	71,138	UBS AG	3/28/25	596
USD	584,871	EUR	554,669	Bank of America N.A.	3/28/25	8,030
USD	584,427	EUR	554,669	Goldman Sachs & Co.	3/28/25	7,586
USD	584,174	EUR	554,669	JPMorgan Chase Bank N.A.	3/28/25	7,333
USD	584,482	EUR	554,669	UBS AG	3/28/25	7,641
USD	68,658	EUR	65,265	UBS AG	3/28/25	784
USD	208,324	EUR	200,340	UBS AG	3/28/25	(24)

USD	98,799	EUR	94,633	UBS AG	3/28/25	384
USD	77,400	EUR	74,114	UBS AG	3/28/25	324
						$74,097

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	92	March 2025	$18,917,500	$27,862
U.S. Treasury 5-Year Notes	73	March 2025	7,766,516	5,608
U.S. Treasury 10-Year Notes	43	March 2025	4,680,281	5,541
U.S. Treasury Long Bonds	7	March 2025	797,344	6,080
U.S. Treasury Ultra Bonds	115	March 2025	13,623,906	(678,074)
			$45,785,547	$(632,983)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	52	March 2025	$5,791,500	$(11,992)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $89,122,191, which represented 9.7% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,103,940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$544,862,561	$5,272,735	—
U.S. Government Agency Mortgage-Backed Securities	—	119,433,180	—
Corporate Bonds	—	79,198,703	—
U.S. Treasury Securities	—	68,051,662	—
Collateralized Mortgage Obligations	—	28,212,688	—
Preferred Stocks	—	16,648,200	—
Collateralized Loan Obligations	—	16,347,278	—
Asset-Backed Securities	—	15,614,339	—
Exchange-Traded Funds	9,768,325	—	—
Commercial Mortgage-Backed Securities	—	7,046,674	—
U.S. Government Agency Securities	—	4,629,860	—
Municipal Securities	—	2,986,553	—
Sovereign Governments and Agencies	—	1,065,142	—
Short-Term Investments	11,500,325	—	—
	$566,131,211	$364,507,014	—
Other Financial Instruments
Futures Contracts	$45,091	—	—
Forward Foreign Currency Exchange Contracts	—	$81,492	—
	$45,091	$81,492	—
Liabilities
Other Financial Instruments
Futures Contracts	$690,066	—	—
Forward Foreign Currency Exchange Contracts	—	$7,395	—
	$690,066	$7,395	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.